RULE 497(e)
                                                033-61122, 033-02460, 033-74092,
                                               333-40309, 333-124048, 333-90737,
                                                           333-53836, 333-112217

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J

                       SUPPLEMENT DATED NOVEMBER 14, 2006
                         TO PROSPECTUS DATED MAY 1, 2006

         The third sentence of the fourth paragraph under the section entitled "Short-Term Trading Risk" is amended in its entirety to read as follows:

         As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund(1), Rydex Multi-Cap Core Equity Fund(1), Rydex Hedged Equity Fund(1), Rydex Essential Portfolio Conservative(1), Rydex Essential Portfolio Aggressive(1), and Rydex Essential Portfolio Conservative Moderate(1), which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, the Evolution VP Managed Bond Fund(2), the Evolution VP All-Cap Equity Fund(2), and the PIMCO VIT Money Market Fund and the 40|86 Money Market Portfolio.

         The Supplement dated November 1, 2006 is hereby amended to remove the Evolution Managed Bond Fund (Investor Class) and Evolution All-Cap Equity Fund (Investor Class).

         Effective November 14, 2006, the following funds will be available in Jefferson National Life Annuity Account G:

Evolution VP Managed Bond Fund

-----------------------
(1) This fund is not available in Jefferson National Life Annuity Account F.

(2) This fund is only available in Jefferson National Life Annuity Account G.






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Evolution VP All-Cap Equity Fund

         The Supplement dated November 1, 2006, is hereby amended to remove the fund descriptions for Evolution Managed Bond Fund (Investor Class) and Evolution All-Cap Equity Fund (Investor Class).

         Appendix A of Jefferson National Life Annuity Account G is hereby amended to include the following Investment Portfolio summaries:

EVOLUTION VP MANAGED BOND FUND

The Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed income securities, including ETFs and closed end investment companies (collectively "fixed income securities").

EVOLUTION VP ALL-CAP EQUITY FUND

The All-Cap Equity Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.08.06